Capital Stock (Changes In Warrants) (Details) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Class of Warrant or Right [Roll Forward]
Outstanding at March 31 (in shares)	21,732,272	8,728,526	6,284,457
Granted (in shares)	1,547,760	18,437,046	2,444,069
Exercised (in shares)	(6,157,589)	0	0
Expired/canceled (in shares)	0	5,433,300	0
Outstanding at March 31 (in shares)	16,863,242	21,732,272	8,728,526